Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Anti-dilutive securities excluded from the computation of earnings per share

For the years ended December 31, 2019 and 2018 the following potentially dilutive securities were excluded from the computation of diluted earnings per share because their effects would be antidilutive:

	2019	2018
Common stock warrants - equity	—	6,005
Common stock warrants - liability	1,826,608	271
Assumed conversion of Series E and Series E-1 Preferred Stock	1,802,008	—
Assumed conversion of convertible notes	63,493	3,681
Stock options	1,640	—
Total	3,693,749	9,957